UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-2907

Waddell & Reed Advisors High Income Fund, Inc.
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(Exact name of registrant as specified in charter)

6300 Lamar Avenue, Overland Park, Kansas 66202
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(Address of principal executive offices) (Zip code)

Kristen A. Richards
6300 Lamar Avenue
Overland Park, Kansas 66202
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(Name and address of agent for service)

Registrant's telephone number, including area code: 913-236-2000

Date of fiscal year end: September 30

Date of reporting period: December 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS.

The Investments of Waddell & Reed Advisors High Income Fund
December 31, 2007
COMMON STOCKS AND WARRANTS	Shares	Value

Capital Equipment – 0.52%
Dresser–Rand Group Inc.*	79,000	$3,084,950
Goodman Global, Inc.*	80,700	1,980,378
		5,065,328
Hotels and Gaming – 0.25%
Pinnacle Entertainment, Inc.*	103,000	2,426,680

Railroad – 0.17%
Kansas City Southern*	50,000	1,716,500

Utilities – Telephone – 0.00%
GT Group Telecom, Inc., Warrants (A)(B)*	3,950	4

TOTAL COMMON STOCKS AND WARRANTS – 0.94%		$9,208,512

(Cost: $7,993,897)

PREFERRED STOCKS – 0.03%

Finance Companies
Freddie Mac, 8.375%*	8,900	$232,735
(Cost: $222,500)

CORPORATE DEBT SECURITIES	Principal Amount in Thousands

Air Transportation – 1.92%
American Airlines, Inc.,
7.379%, 5–23–16	$2,236	2,079,687
Continental Airlines, Inc.,
7.339%, 4–19–14	7,500	6,918,750
Continental Airlines Pass Through Trust Certificates,
7.566%, 3–15–20	4,070	3,947,558
Delta Air Lines, Inc.:
8.954%, 8–10–14 (C)	3,700	3,626,000
8.021%, 8–10–22 (C)	2,250	2,205,000
		18,776,995
Aircraft – 1.61%
Esterline Technologies Corporation,
7.75%, 6–15–13	4,750	4,868,750
Hawker Beechcraft Acquisition Company LLC and Hawker Beechcraft Notes Company,
9.75%, 4–1–17 (C)	7,975	7,935,125
L–3 Communications Corporation,
6.125%, 1–15–14	3,050	2,989,000
		15,792,875
Aluminum – 0.15%
Century Aluminum Company,
7.5%, 8–15–14	1,450	1,428,250

Apparel – 0.87%
Oxford Industries, Inc.,
8.875%, 6–1–11	1,975	1,965,125
Perry Ellis International, Inc.,
8.875%, 9–15–13	6,750	6,513,750
		8,478,875
Beverages – 0.18%
Constellation Brands, Inc.,
8.125%, 1–15–12	1,750	1,754,375

Broadcasting – 1.85%
CCH II, LLC and CCH II Capital Corp.,
10.25%, 9–15–10	6,380	6,252,400
Clear Channel Communications, Inc.,
7.65%, 9–15–10	4,100	4,211,504
Mediacom Broadband LLC and Mediacom Broadband Corporation,
8.5%, 10–15–15	3,000	2,658,750
PanAmSat Corporation:
9.0%, 8–15–14	3,000	3,015,000
9.0%, 6–15–16	2,000	2,015,000
		18,152,654
Business Equipment and Services – 10.08%
Allied Waste North America, Inc.:
7.25%, 3–15–15	3,725	3,706,375
7.125%, 5–15–16	4,000	3,970,000
Carriage Services, Inc.,
7.875%, 1–15–15	2,600	2,561,000
Corrections Corporation of America:
7.5%, 5–1–11	1,750	1,771,875
6.75%, 1–31–14	3,250	3,262,187
Education Management LLC and Education Management Finance Corp.:
8.75%, 6–1–14	5,000	5,018,750
10.25%, 6–1–16	3,000	3,090,000
First Data Corporation:
7.58%, 9–24–14 (D)	206	195,727
7.63375%, 9–24–14 (D)	2,786	2,640,475
9.875%, 9–24–15 (C)	3,750	3,487,500
Hexion U.S. Finance Corp. and Hexion Nova Scotia Finance, ULC,
9.75%, 11–15–14	4,000	4,320,000
Hughes Network Systems, LLC, and HNS Finance Corp.,
9.5%, 4–15–14	4,920	4,981,500
Iron Mountain Incorporated:
8.625%, 4–1–13	5,000	5,062,500
7.75%, 1–15–15	7,000	7,122,500
Lamar Advertising Company,
6.625%, 8–15–15	5,500	5,348,750
Lamar Media Corp.:
7.25%, 1–1–13	2,759	2,759,000
6.625%, 8–15–15	1,500	1,458,750
Mobile Mini, Inc.,
6.875%, 5–1–15	2,527	2,299,570
R.H. Donnelley Corporation,
6.875%, 1–15–13	6,450	5,772,750
SunGard Data Systems Inc.:
9.125%, 8–15–13	750	763,125
10.25%, 8–15–15	12,530	12,811,925
Syniverse Technologies, Inc.,
7.75%, 8–15–13	1,285	1,240,025
Tube City IMS Corporation,
9.75%, 2–1–15	2,450	2,205,000
UCAR Finance Inc.,
10.25%, 2–15–12	235	242,344
West Corporation:
9.5%, 10–15–14	8,825	8,648,500
11.0%, 10–15–16	4,000	3,970,000
		98,710,128
Capital Equipment – 2.76%
Case New Holland Inc.,
7.125%, 3–1–14	1,560	1,556,100
Dresser–Rand Group Inc.,
7.375%, 11–1–14	2,727	2,720,182
Jostens IH Corp.,
7.625%, 10–1–12	1,000	1,005,000
RBS Global, Inc. and Rexnord LLC:
9.5%, 8–1–14	4,175	4,133,250
8.875%, 9–1–16	1,190	1,130,500
Simmons Bedding Company,
7.875%, 1–15–14	7,412	6,856,100
Simmons Company,
0.0%, 12–15–14 (E)	13,000	9,620,000
		27,021,132
Chemicals – Petroleum and Inorganic – 0.75%
Nalco Company:
7.75%, 11–15–11	6,250	6,328,125
8.875%, 11–15–13	1,000	1,042,500
		7,370,625
Chemicals – Specialty – 2.48%
Compass Minerals International, Inc.,
0.0%, 6–1–13 (E)	6,750	6,901,875
Huntsman International LLC,
7.375%, 1–1–15	1,275	1,338,750
Momentive Performance Materials Inc.:
9.75%, 12–1–14 (C)	5,000	4,600,000
11.5%, 12–1–16 (C)	10,000	8,650,000
Mosaic Company (The),
7.625%, 12–1–16 (C)	2,600	2,808,000
		24,298,625
Coal – 0.93%
Foundation PA Coal Company,
7.25%, 8–1–14	9,200	9,085,000

Communications Equipment – 0.72%
Intelsat (Bermuda), Ltd.,
8.886%, 1–15–15 (D)	7,050	7,067,625

Computers – Main and Mini – 0.64%
Xerox Corporation:
6.4%, 3–15–16	5,000	5,116,415
6.75%, 2–1–17	1,075	1,120,494
		6,236,909
Computers – Peripherals – 1.05%
ASG Consolidated LLC and ASG Finance, Inc.,
0.0%, 11–1–11 (E)	11,050	10,331,750

Construction Materials – 5.08%
AMH Holdings, Inc.,
0.0%, 3–1–14 (E)	6,100	3,904,000
Associated Materials Incorporated,
9.75%, 4–15–12	5,820	5,936,400
Builders FirstSource, Inc.,
9.11875%, 2–15–12 (D)	8,290	7,212,300
CPG International I Inc.,
10.5%, 7–1–13	2,500	2,362,500
Interface, Inc.:
10.375%, 2–1–10	5,810	6,085,975
9.5%, 2–1–14	7,060	7,377,700
Norcraft Holdings, L.P. and Norcraft Capital Corp.,
9.0%, 11–1–11	6,750	6,851,250
Ply Gem Industries, Inc.,
9.0%, 2–15–12	12,375	9,590,625
Texas Industries, Inc.,
7.25%, 7–15–13	400	392,000
		49,712,750
Containers – 0.83%
BPC Holding Corporation,
8.875%, 9–15–14	6,225	5,913,750
Graham Packaging Company, L.P. and GPC Capital Corp. I:
8.5%, 10–15–12	800	748,000
9.875%, 10–15–14	1,600	1,472,000
		8,133,750
Cosmetics and Toiletries – 0.15%
Chattem, Inc.,
7.0%, 3–1–14	1,500	1,481,250

Defense – 0.17%
DRS Technologies, Inc.,
6.875%, 11–1–13	1,650	1,641,750

Electrical Equipment – 0.67%
Baldor Electric Company,
8.625%, 2–15–17	6,350	6,540,500

Electronic Components – 1.25%
Freescale Semiconductor, Inc.,
8.875%, 12–15–14	5,750	5,131,875
NXP B.V. and NXP Funding LLC:
7.875%, 10–15–14	2,275	2,161,250
9.5%, 10–15–15	2,500	2,290,625
Seagate Technology HDD Holdings,
6.8%, 10–1–16	2,700	2,632,500
		12,216,250
Finance Companies – 7.02%
Ferrellgas, L.P. and Ferrellgas Finance Corp.,
6.75%, 5–1–14	4,500	4,415,625
Ford Motor Credit Company:
9.75%, 9–15–10	3,000	2,862,606
9.875%, 8–10–11	5,000	4,729,140
7.9925%, 1–13–12 (D)	1,650	1,385,937
Goodman Global Holdings, Inc.:
7.99063%, 6–15–12 (D)	1,142	1,136,290
7.875%, 12–15–12	10,750	11,072,500
KAR Holdings, Inc.,
8.91125%, 5–1–14 (C)(D)	2,050	1,860,375
Mirant Americas Generation, Inc.,
8.3%, 5–1–11	6,800	6,817,000
Norcraft Companies, L.P. and Norcraft Finance Corp.,
0.0%, 9–1–12 (E)	850	765,000
PIH Acquisition Co.,
10.75%, 10–1–13	2,350	2,044,500
Sally Holdings LLC and Sally Capital Inc.:
9.25%, 11–15–14	4,000	3,960,000
10.5%, 11–15–16	7,335	7,224,975
Visant Holding Corp.,
8.75%, 12–1–13	12,650	12,713,250
Xerox Capital Trust I,
8.0%, 2–1–27	7,750	7,740,204
		68,727,402
Food and Related – 2.46%
Peak Finance LLC and Pinnacle Foods Finance Corp.,
9.25%, 4–1–15 (C)	2,875	2,623,438
Pierre Merger Corp.,
9.875%, 7–15–12	6,500	4,745,000
Pilgrim's Pride Corporation:
7.625%, 5–1–15	4,125	4,052,812
8.375%, 5–1–17	7,250	7,105,000
Reddy Ice Holdings, Inc.,
0.0%, 11–1–12 (E)	5,875	5,551,875
		24,078,125
Forest and Paper Products – 1.86%
Buckeye Technologies Inc.:
8.0%, 10–15–10	10,260	10,157,400
8.5%, 10–1–13	7,950	8,089,125
		18,246,525
Health Care – Drugs – 1.42%
Mylan Inc.:
0.0%, 10–2–14 (D)	1,826	1,806,202
0.0%, 10–2–14 (D)	1,174	1,160,798
Warner Chilcott Corporation,
8.75%, 2–1–15	10,575	10,892,250
		13,859,250
Health Care – General – 1.69%
Bausch & Lomb Incorporated,
9.875%, 11–1–15 (C)	4,300	4,364,500
Biomet, Inc.,
10.0%, 10–15–17 (C)	5,600	5,712,000
ReAble Therapeutics Finance LLC and ReAble Therapeutics Finance Corporation:
10.875%, 11–15–14 (C)	2,225	2,186,062
11.75%, 11–15–14	4,750	4,322,500
		16,585,062
Hospital Supply and Management – 6.04%
CHS/Community Health Systems, Inc.,
8.875%, 7–15–15	5,600	5,705,000
HCA Inc.:
6.95%, 5–1–12	4,000	3,720,000
6.75%, 7–15–13	3,750	3,337,500
9.125%, 11–15–14	2,050	2,132,000
9.25%, 11–15–16	8,250	8,662,500
9.625%, 11–15–16	1,500	1,586,250
HealthSouth Corporation,
10.75%, 6–15–16	2,250	2,351,250
Psychiatric Solutions, Inc.,
7.75%, 7–15–15	7,900	7,880,250
Rural/Metro Corporation,
0.0%, 3–15–16 (E)	6,135	4,631,925
Rural/Metro Operating Company, LLC and Rural/Metro (Delaware) Inc.,
9.875%, 3–15–15	4,400	4,268,000
United Surgical Partners International, Inc.,
8.875%, 5–1–17	6,000	5,925,000
US Oncology, Inc.:
9.0%, 8–15–12	5,250	5,177,812
10.75%, 8–15–14	3,750	3,703,125
		59,080,612
Hotels and Gaming – 6.01%
Fontainebleau Las Vegas Holdings and Fontainebleau Capital Corp.,
10.25%, 6–15–15 (C)	7,815	6,779,513
Gaylord Entertainment Company,
8.0%, 11–15–13	2,400	2,388,000
Inn of the Mountain Gods Resort and Casino,
12.0%, 11–15–10	7,350	7,644,000
Mandalay Resort Group,
9.375%, 2–15–10	4,500	4,657,500
MGM MIRAGE:
8.5%, 9–15–10	4,750	4,928,125
8.375%, 2–1–11	2,500	2,556,250
Penn National Gaming, Inc.,
6.75%, 3–1–15	3,767	3,818,796
Pinnacle Entertainment, Inc.,
8.25%, 3–15–12	16,000	16,160,000
Pokagon Gaming Authority,
10.375%, 6–15–14 (C)	2,400	2,580,000
Shingle Springs Tribal Gaming Authority,
9.375%, 6–15–15 (C)	3,500	3,395,000
Vail Resorts, Inc.,
6.75%, 2–15–14	4,000	3,940,000
		58,847,184
Household – General Products – 1.33%
Central Garden & Pet Company,
9.125%, 2–1–13	9,000	7,717,500
Sealy Mattress Company,
8.25%, 6–15–14	3,375	3,223,125
Solo Cup Company,
8.5%, 2–15–14	2,400	2,064,000
		13,004,625
Metal Fabrication – 0.84%
Aleris International, Inc.:
9.0%, 12–15–14	3,400	2,839,000
10.0%, 12–15–16	2,750	2,227,500
Metals USA, Inc.,
11.125%, 12–1–15	3,100	3,208,500
		8,275,000
Mining – 0.61%
Freeport–McMoRan Copper & Gold Inc.:
8.25%, 4–1–15	1,500	1,590,000
8.39438%, 4–1–15 (D)	2,250	2,283,750
8.375%, 4–1–17	2,000	2,145,000
		6,018,750
Motion Pictures – 2.31%
AMC Entertainment Inc.:
8.0%, 3–1–14	9,300	8,742,000
11.0%, 2–1–16	3,000	3,157,500
Cinemark, Inc.,
0.0%, 3–15–14 (E)	11,500	10,709,375
		22,608,875
Motor Vehicles – 2.01%
AutoNation, Inc.,
7.2425%, 4–15–13 (D)	4,000	3,690,000
Group 1 Automotive, Inc.,
8.25%, 8–15–13	5,875	5,669,375
Sonic Automotive, Inc.,
8.625%, 8–15–13	8,000	7,780,000
United Auto Group, Inc.,
7.75%, 12–15–16	2,750	2,571,250
		19,710,625
Multiple Industry – 2.50%
Dynegy Holdings Inc.,
8.375%, 5–1–16	4,000	3,910,000
Mueller Water Products, Inc.,
7.375%, 6–1–17	7,055	6,305,406
UCI Holdco, Inc.,
12.49063%, 12–15–13 (C)(D)(F)	4,514	4,222,870
US Investigations Services, Inc.,
10.5%, 11–1–15	3,700	3,385,500
Umbrella Acquisition, Inc.,
9.75%, 3–15–15 (C)	7,250	6,606,562
		24,430,338
Petroleum – Domestic – 2.66%
Chesapeake Energy Corporation:
7.625%, 7–15–13	2,500	2,581,250
6.375%, 6–15–15	6,020	5,824,350
6.25%, 1–15–18	1,500	1,440,000
Denbury Resources Inc.:
7.5%, 4–1–13	1,750	1,767,500
7.5%, 12–15–15	3,315	3,348,150
EXCO Resources, Inc.,
7.25%, 1–15–11	6,500	6,256,250
Petrohawk Energy Corporation,
9.125%, 7–15–13	4,600	4,841,500
		26,059,000
Petroleum – International – 1.52%
Forest Oil Corporation,
7.75%, 5–1–14	3,500	3,552,500
Inergy, L.P. and Inergy Finance Corp.,
8.25%, 3–1–16	7,042	7,288,470
Newfield Exploration Company:
7.625%, 3–1–11	2,000	2,075,000
6.625%, 9–1–14	2,000	1,980,000
		14,895,970
Petroleum – Services – 1.03%
R&B Falcon Corporation,
9.5%, 12–15–08	3,750	3,909,529
SemGroup, L.P. and SemGroup Finance Corp.,
8.75%, 11–15–15 (C)	6,475	6,151,250
		10,060,779
Publishing – 1.34%
Dex Media West LLC and Dex Media West Finance Co.:
8.5%, 8–15–10	7,100	7,197,625
9.875%, 8–15–13	5,736	5,965,440
		13,163,065
Railroad – 2.49%
Kansas City Southern de Mexico, S.A. de C.V.:
7.625%, 12–1–13	1,650	1,627,312
7.375%, 6–1–14 (C)	5,250	5,105,625
Kansas City Southern Railway Company (The),
7.5%, 6–15–09	11,750	11,764,688
TFM, S.A. de C.V.,
9.375%, 5–1–12	5,625	5,892,188
		24,389,813
Real Estate Investment Trust – 1.54%
Host Hotels & Resorts, L.P.,
6.875%, 11–1–14	2,000	1,990,000
Host Marriott, L.P.,
7.125%, 11–1–13	13,000	13,097,500
		15,087,500
Restaurants – 0.83%
NPC International, Inc.,
9.5%, 5–1–14	9,040	8,090,800

Retail – Food Stores – 1.94%
Couche–Tard U.S. L.P. and Couche–Tard Financing Corp.,
7.5%, 12–15–13	3,730	3,720,675
Pantry, Inc. (The),
7.75%, 2–15–14	5,175	4,761,000
Stater Bros. Holdings Inc.,
8.125%, 6–15–12	10,605	10,472,438
		18,954,113
Retail – General Merchandise – 0.84%
Dollar General Corporation:
10.625%, 7–15–15 (C)	8,000	7,340,000
11.875%, 7–15–17 (B)	1,240	904,800
		8,244,800
Retail – Specialty Stores – 0.74%
Claire's Stores, Inc.:
9.25%, 6–1–15 (C)	4,000	2,760,000
10.5%, 6–1–17 (C)	4,000	2,140,000
Nebraska Book Company, Inc.,
8.625%, 3–15–12	2,435	2,349,775
		7,249,775
Security and Commodity Brokers – 1.35%
Elan Finance public limited company and Elan Finance Corp.:
7.75%, 11–15–11	6,040	5,677,600
8.875%, 12–1–13	3,400	3,349,000
Global Cash Access, L.L.C. and Global Cash Access Finance Corporation,
8.75%, 3–15–12	4,413	4,148,220
		13,174,820
Steel – 0.18%
PNA Group, Inc.,
10.75%, 9–1–16	1,920	1,804,800

Timesharing and Software – 0.31%
iPayment, Inc.,
9.75%, 5–15–14	3,200	2,992,000

Trucking and Shipping – 0.35%
Quality Distribution, LLC and QD Capital Corporation,
9.0%, 11–15–10	4,000	3,400,000

Utilities – Electric – 1.59%
Aquila, Inc.,
14.875%, 7–1–12	6,500	8,157,500
Mirant North America, LLC and MNA Finance Corp.,
7.375%, 12–31–13	5,600	5,614,000
NRG Energy, Inc.,
7.375%, 2–1–16	1,795	1,750,125
		15,521,625
Utilities – Gas and Pipeline – 1.11%
Copano Energy, L.L.C.,
8.125%, 3–1–16	4,650	4,684,875
Williams Companies, Inc. (The):
8.125%, 3–15–12	2,650	2,885,187
7.625%, 7–15–19	3,000	3,251,250
		10,821,312
Utilities – Telephone – 3.03%
ALLTEL Corporation,
7.0%, 7–1–12	5,000	4,312,500
American Tower Corporation,
7.5%, 5–1–12	3,750	3,862,500
Cricket Communications, Inc.,
9.375%, 11–1–14	6,000	5,625,000
MetroPCS Communications, Inc.,
9.25%, 11–1–14	8,000	7,520,000
Quest Communications International Inc., Series B,
7.5%, 2–15–14	3,000	2,992,500
Qwest Corporation,
8.875%, 3–15–12	5,000	5,350,000
		29,662,500

TOTAL CORPORATE DEBT SECURITIES – 93.09%		$911,277,113

(Cost: $940,762,014)

SHORT–TERM SECURITIES

Construction Materials – 0.51%
Black & Decker Corp.,
5.5%, 1–16–08	5,000	4,988,542

Food and Related – 0.30%
ConAgra Foods, Inc.,
5.45%, 1–17–08	3,000	2,992,733

Household – General Products – 0.41%
Clorox Co.,
5.5%, 1–11–08	4,000	3,993,889

Retail – Food Stores – 1.71%
Kroger Co. (The),
5.0%, 1–2–08	16,722	16,719,677

Retail – General Merchandise – 0.51%
Home Depot Inc.,
5.55%, 1–10–08	5,000	4,993,063

Utilities – Electric – 0.56%
Detroit Edison Co.,
5.72%, 1–17–08	5,500	5,486,018

Utilities – Gas and Pipeline – 1.94%
Michigan Consolidated Gas Co.,
5.75%, 1–22–08	7,000	6,976,521
Questar Corporation:
5.6%, 1–8–08	8,000	7,991,289
5.6%, 1–15–08	4,036	4,027,210
		18,995,020

TOTAL SHORT–TERM SECURITIES – 5.94%		$58,168,942

(Cost: $58,168,942)

TOTAL INVESTMENT SECURITIES – 100.00%		$978,887,302

(Cost: $1,007,147,353)

Notes to Schedule of Investments

The following credit default swap agreements were outstanding at December 31, 2007:
Counterparty	Reference Entity	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation	)

Goldman Sachs	Centex Corporation	2.62%	12–20–14	$(3,000,000)	$142,500
Goldman Sachs	KB Home	3.07%	12–20–15	(5,000,000)	41,500
Goldman Sachs	Lennar Corporation	3.4%	12–20–14	(5,000,000)	523,000
Lehman Brothers	First Data Corporation	5.45%	12–20–12	(3,500,000)	58,100
Morgan Stanley	KB Home	3.05%	12–20–14	(3,000,000)	29,400

					$794,500

*No dividends were paid during the preceding 12 months.

(A) Securities valued in good faith by the Valuation Committee appointed by the Board of Directors.

(B) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be illiquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amount to $904,804 or 0.09% of total investments.

(C) Securities were purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Directors. At December 31, 2007, the total value of these securities amount to $97,138,820 or 9.92% of total investments.

(D) Variable rate security. Interest rate disclosed is that which is in effect at December 31, 2007.

(E) These securities do not bear interest for an initial period of time and subsequently becomes interest bearing.

(F) Payment in kind bonds.

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, have concluded that such controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective and adequately designed to ensure that information required to be disclosed by the Registrant in its reports that it files or submits is accumulated and communicated to the Registrant's management, including the Principal Executive Officer and Principal Financial Officer, or persons performing similar functions, as appropriate, to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

Attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Waddell & Reed Advisors High Income Fund, Inc.
(Registrant)

By /s/Mara D. Herrington
Mara D. Herrington, Vice President and Secretary

Date: February 28, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Henry J. Herrmann
Henry J. Herrmann, Principal Executive Officer

Date: February 28, 2008

By /s/Joseph W. Kauten
Joseph W. Kauten, Principal Financial Officer

Date: February 28, 2008